Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Capital and Other Commitments

	2019	2018
	$m	$m
Contracts placed for expenditure not provided for in the Group Financial Statements:
Property, plant and equipment a	52	46

Intangible assets	7	7

Key money	135	83

	194	136

a	2018 included a commitment to spend $33 m on the acquired UK portfolio (see note 11) within two and a half years of the acquisition date.